Employee Benefit Plan, Schedule, Reportable Transaction (Tables) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Schedule of Reportable Transaction	Prohibited transactions
The Company remitted certain participant contributions of $411,407, $1,200 and $8,375 to the Trustee for the years ended December 31, 2025, 2024 and 2023, respectively, which was later than required by Department of Labor ("DOL") Regulation 2510.3-102. The Company will file Form 5330 with the IRS and pay the required excise tax on the 2025 transactions. The Company has filed the appropriate forms and paid the excise tax on the 2024 and 2023 transactions. In addition, the participants' accounts were credited with the amount of investment income that would have been earned had the employee deferrals been remitted on a timely basis.

EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 411,407	$ 1,200	$ 8,375